Investments in Unconsolidated Joint Ventures (Balance Sheets of the Unconsolidated Joint Ventures) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
ASSETS
Real estate and development in process, net	$ 15,817,194		$ 11,959,168
LIABILITIES AND MEMBERS'/PARTNERS' EQUITY
Mortgage and notes payable	4,449,734		3,102,485
Other liabilities	578,969		324,613
Total liabilities and equity	20,162,251		15,462,321
Carrying value of the Company's investments in unconsolidated joint ventures	126,084		659,916
Unconsolidated Joint Ventures [Member]
ASSETS
Real estate and development in process, net	924,297		4,494,971
Other assets	163,149		673,716
Total assets	1,087,446		5,168,687
LIABILITIES AND MEMBERS'/PARTNERS' EQUITY
Mortgage and notes payable	749,732		3,039,922
Other liabilities	28,830		792,888
Members'/Partners' equity	308,884		1,335,877
Total liabilities and equity	1,087,446		5,168,687
Company's share of equity	154,726		787,941
Basis differentials	(28,642)	[1]	(128,025)	[1]
Carrying value of the Company's investments in unconsolidated joint ventures	$ 126,084		$ 659,916

[1]	This amount represents the aggregate difference between the Company’s historical cost basis and the basis reflected at the joint venture level, which is typically amortized over the life of the related assets and liabilities. Basis differentials occur from impairment of investments and upon the transfer of assets that were previously owned by the Company into a joint venture. In addition, certain acquisition, transaction and other costs may not be reflected in the net assets at the joint venture level.